Nota 28 Profit attributable to non-controlling interests (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	€ 266	€ 117
BBVA Garanti [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	92	(61)
Peru BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	129	130
Argentina BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	46	45
Colombia BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	(3)	4
Venezuela BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	13	2
Other entities BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	€ (11)	€ (3)